Other Assets (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure Of Other Assets [Abstract]
Summary of other assets

	As at March 31,
	2022	2023	2023
	(INR)	(INR)	(USD)
Non-current
Capital advance	9,971	10,990	134
Advances recoverable	72	446	5
Security deposits	7	—	—
Balances with government authorities	31	27	0
Total	10,081	11,463	139

Current
Advances recoverable (refer Note 53)	1,517	1,471	18
Balances with government authorities	1,484	859	10
Others	0	34	0
Total	3,001	2,364	29